BUSINESS COMBINATION - INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION (Details) - PlentyOfFish $ in Thousands	Oct. 28, 2015 USD ($)
Business Acquisition
Indefinite-lived trade name	$ 66,300
Total intangible assets acquired	84,100
Customer Relationships
Business Acquisition
Finite-lived intangible assets	$ 10,100
Customer Relationships | Maximum
Business Acquisition
Estimated weighted-average useful life (in years)	1 year
New Registrants
Business Acquisition
Finite-lived intangible assets	$ 3,100
New Registrants | Maximum
Business Acquisition
Estimated weighted-average useful life (in years)	1 year
Non-compete Agreement
Business Acquisition
Finite-lived intangible assets	$ 3,000
Estimated weighted-average useful life (in years)	5 years
Developed Technology
Business Acquisition
Finite-lived intangible assets	$ 1,600
Estimated weighted-average useful life (in years)	2 years